Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets are analyzed as:
Accrued compensation	$ 473	$ 698
Acquired intangible assets	6,049	4,861
Bad debt provision	3,418	1,044
Depreciation of property, plant and equipment	1,135	342
Government subsidies	2,393	714
Inventory write-down	1,096	(397)
Sales incentive and warranty accruals	2,315	1,705
Tax loss	41,058	31,335
Others	390	126
Valuation allowance	(51,884)	(36,945)	(29,132)	(14,674)
Net deferred tax assets	6,443	3,483
Deferred tax liabilities are analyzed as:
Acquired intangible assets	(23,369)	(12,925)
Total	$ (16,926)	$ (9,442)